FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSUMPTIONS USED TO CALCULATE FAIR VALUE OF WARRANTS

	September 30, 2024		December 31, 2023
	Unmodified Warrants	Modified Warrants
Dividend yield	—%	—%	—%
Volatility	114.2%	104.0%	105.1%
Risk-free interest rate	3.56%	3.55%	3.93%
Expected lives (years)	2.89	4.33	3.64
Weighted average fair value	$0.165	$0.393	$2.064

	December 31, 2023	December 31, 2022
Dividend yield	-%	-%
Volatility	105.1%	96.8%
Risk-free interest rate	3.93%	3.99%
Expected lives (years)	3.64	4.64
Weighted average fair value	$2.064	$2.850

SCHEDULE OF CARRYING AND FAIR VALUE OF LOAN PAYABLE
		September 30,		December 31,
		2024		2023
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,569	$1,200	$1,604	$1,255

		December 31,		December 31,
		2023		2022
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,604	$1,255	$2,729	$2,110